Share-based Payments (Summary Information of Outstanding Share Options) (Details)		12 Months Ended
	Jan. 06, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 12, 2018 CNY (¥)
Share option incentive scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of each option at the grant date	¥ 4.20
Expiration period of share options after exercisable date		12 months
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable date		Jan. 06, 2017
Exercise price (per share in RMB)		¥ 3.85
Outstanding share options		0
Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable date		Jan. 06, 2018
Exercise price (per share in RMB)		¥ 3.85	¥ 3.85
Outstanding share options		9,552,250
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable date		Jan. 06, 2019
Exercise price (per share in RMB)		¥ 3.85
Outstanding share options		9,552,250